INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax payables	Current income tax payable consisted of the following items as of December 31:

	2023	2022

Current tax payable	61	47
Uncertain tax provisions	93	133
Total income tax payable	154	180

Summary of income tax expense
Income tax expense consisted of the following for the years ended December 31:

	2023	2022	2021

Current income taxes
Current year	249	271	273
Adjustments in respect of previous years	13	10	47
Total current income taxes	262	281	320

Deferred income taxes
Movement of temporary differences and losses	(114)	(50)	38
Changes in tax rates	(4)	(4)	—
Changes in recognized deferred tax assets*	35	(117)	—
Adjustments in respect of previous years	1	(5)	(21)
Other	(1)	(36)	7
Total deferred tax expense / (benefit)	(83)	(212)	24

Income tax expense	179	69	344
*In 2022, the increase of deferred tax assets is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.

Summary of reconciliation between statutory and effective income tax
The table below outlines the reconciliation between the statutory tax rate in the Netherlands of (25.8%) (in 2021 the statutory rate was 25.0%) and the effective income tax rates for the Group, together with the corresponding amounts, for the years ended December 31:

	2023	2022	2021	Explanatory notes

Profit / (loss) before tax from continuing operations	559	802	464
Income tax benefit / (expense) at statutory tax rate (25.8%)	(144)	(207)	(116)

Difference due to the effects of:
Different tax rates in different jurisdictions	66	45	(5)
Certain jurisdictions in which VEON operates have income tax rates which are different to the Dutch statutory tax rate of 25.8% (25.0% in 2021). Profitability in countries with lower tax rates (i.e. Kazakhstan, Ukraine) has a positive impact on the effective tax rate, offset with profitability in countries with higher rates (i.e. Pakistan, Bangladesh).

Non-deductible expenses	(50)	(46)	(35)
The Group incurs certain expenses which are non-deductible in the relevant jurisdictions. In 2023 and 2022, such expenses mainly include intra-group expenses (i.e. interest on internal loans), certain non-income tax charges (i.e. minimum tax regimes) and other. In 2021, the non-deductible expenses include impairment losses (unless resulting in a change in temporary differences), certain non-income tax charges (i.e. minimum tax regimes) and intra-group expenses (i.e. interest on internal loans).

Non-taxable income	30	11	(3)
In 2023, the non-taxable income is mainly driven by the non-taxable FOREX gains incurred by Dutch Holdings on sale of subsidiaries of US$25. In 2022, non-taxable income is mainly driven by reversal of previously unrecognized management fees in Uzbekistan.

Adjustments in respect of previous years	(14)	(6)	(25)
In 2023, the effect of prior year adjustments mainly relates to tax return true-ups and the effects of 6% Super tax in Pakistan introduced in 2023 which had a retrospective impact on 2022. In 2022, the effect of prior year adjustments mainly relates to tax return true-ups and the effects of 4% Super tax in Pakistan introduced in 2022 which had a retrospective impact on 2021. In 2021, the effect of prior years’ adjustments mainly relates to corrections in prior year filings in Pakistan, as part of the Alternative Dispute Resolution Committee process.

Movements in (un)recognized deferred tax assets	(35)	117	(76)
In 2023, the movements in (un)recognized deferred tax assets are primarily caused by tax losses and other credits mainly in the Netherlands and Luxembourg, for which no deferred tax asset has been recognized. In 2022, the movements primarily relates to holding entities in the Netherlands and deferred tax asset recognition on previously unrecognized losses in Bangladesh of US$108. The increase of deferred tax assets in Bangladesh is mainly driven by recognition of previously unrecognized historic losses due to positive outlook and business developments in our Bangladesh operations.

Withholding taxes	(32)	38	(73)
Withholding taxes are recognized to the extent that dividends from foreign operations are expected to be paid in the foreseeable future. In 2023, the net WHT of US$(32) mainly comprised of WHT on interest from Russia of US$(16) and US$(15) of WHT provided for as a deferred tax on outside basis during 2023 on the dividends planned to be paid out in 2024 mainly from Pakistan, Kazakhstan and Uzbekistan. In 2022, the net WHT benefit of US$38 comprising of reversal of WHT provision related to Russia, Ukraine and Pakistan. In 2021, expenses relating to withholding taxes were primarily influenced by the anticipated dividends from Pakistan, Ukraine and Uzbekistan.

Uncertain tax positions	2	(25)	(7)
The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties (see ‘Source of estimation uncertainty’ below). During 2022, provisions were made for a dispute in Italy. The impact of movements in uncertain tax positions is presented net of any corresponding deferred tax assets recognized.

Change in income tax rate	4	4	—
Changes in tax rates impact the valuation of existing deferred tax assets and liabilities on temporary differences. In 2023, the statutory tax rate in Pakistan increased by 6% resulting in the total tax charge of 39%. In 2022, the statutory tax rate in Pakistan increased by 4% resulting in the total tax charge of 33%.

Other	(6)	—	(4)	In 2023, others is impacted mainly by a CFC charge for US$(6). In 2021, US$(4) relate to various permanent differences.

Income tax benefit / (expense)	(179)	(69)	(344)

Effective tax rate	32.0%	8.6%	74.1%

Schedule of deferred tax assets and liabilities in the statement of financial position
The Group reported the following deferred tax assets and liabilities in the statement of financial position as of December 31:

	2023	2022

Deferred tax assets	312	274
Deferred tax liabilities	(26)	(36)

Net deferred tax position	286	238

Summary of movements of deferred tax assets and liabilities
The following table shows the movements of net deferred tax positions in 2023:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(82)	23	—	11	(48)
Intangible assets	59	14	—	(9)	64
Trade receivables	21	5	—	(2)	24
Provisions	15	(2)	—	(1)	12
Accounts payable	36	25	—	(7)	54
Withholding tax on undistributed earnings	(29)	8	—	2	(19)
Tax losses and other balances carried forwards	2,600	149	—	(290)	2,459
Non-recognized deferred tax assets	(2,395)	(147)	—	265	(2,277)
Other	13	7	—	(3)	17
Net deferred tax positions	238	82	—	(34)	286
The following table shows the movements of net deferred tax positions in 2022:

		Movement in deferred taxes
	Opening balance	Net income statement movement	Held for sale	Other movements	Closing balance

Property and equipment	(100)	(45)	35	28	(82)
Intangible assets	36	59	(13)	(23)	59
Trade receivables	32	(20)	7	2	21
Provisions	17	7	(7)	(2)	15
Accounts payable	90	32	(65)	(21)	36
Withholding tax on undistributed earnings	(98)	69	—	—	(29)
Tax losses and other balances carried forwards	2,626	41	(3)	(64)	2,600
Non-recognized deferred tax assets	(2,498)	57	—	46	(2,395)
Other	8	12	—	(7)	13
Net deferred tax positions	113	212	(46)	(41)	238

Summary of amount and expiry date of deductible temporary differences, unused tax losses and other carry forwards
VEON recognizes a deferred tax asset for unused tax losses and other credits carried forwards, to the extent that it is probable that the deferred tax asset will be utilized. The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:

As of December 31, 2023	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(388)	(388)
Recognized DTA	—	—	—	146	146
Non-recognized losses	—	—	(1,204)	(7,764)	(8,968)
Non-recognized DTA	—	—	300	1,951	2,251
Other credits carried forwards expiry
Recognized credits	—	(36)	—	—	(36)
Recognized DTA	—	36	—	—	36
Non-recognized credits	—	—	—	(97)	(97)
Non-recognized DTA	—	—	—	26	26

As of December 31, 2022	0-5 years	6-10 years	More than 10 years	Indefinite	Total

Tax losses expiry
Recognized losses	—	—	—	(410)	(410)
Recognized DTA	—	—	—	159	159
Non-recognized losses	—	—	(853)	(8,528)	(9,381)
Non-recognized DTA	—	—	213	2,144	2,357
Other credits carried forwards expiry
Recognized credits	(1)	(45)	—	—	(46)
Recognized DTA	1	45	—	—	46
Non-recognized credits	—	—	—	(147)	(147)
Non-recognized DTA	—	—	—	38	38